Condensed Consolidated Balance Sheets - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 138,008	€ 152,281
FINANCIAL ASSETS HELD FOR TRADING	286,941	252,318
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	8,058	7,761
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	7,884	8,046
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	75,371	74,612
FINANCIAL ASSETS AT AMORTISED COST	1,334,351	1,202,689
HEDGING DERIVATIVES	5,006	3,931
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RISK	(500)	50
INVESTMENTS	7,722	7,052
Joint venture entities	2,019	1,956
Associated entities	5,703	5,096
ASSETS UNDER REINSURANCE CONTRACTS	230	223
TANGIBLE ASSETS	26,480	27,438
Property, plant and equipment	25,515	26,416
Investment properties	965	1,022
INTANGIBLE ASSETS	18,772	17,308
Goodwill	13,143	11,958
Other intangible assets	5,629	5,350
TAX ASSETS	31,478	30,076
Current tax assets	11,138	11,132
Deferred tax assets	20,340	18,944
OTHER ASSETS	11,798	8,719
Insurance contracts linked to pensions	63	67
Inventories	6	7
Other	11,729	8,645
NON-CURRENT ASSETS HELD FOR SALE	2,866	75,011
TOTAL ASSETS	1,954,465	1,867,515
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	193,417	171,546
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	43,407	42,148
FINANCIAL LIABILITIES AT AMORTISED COST	1,543,776	1,421,184
HEDGING DERIVATIVES	4,494	4,248
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	(51)	49
LIABILITIES UNDER INSURANCE CONTRACTS	19,347	18,737
PROVISIONS	9,211	8,355
TAX LIABILITIES	9,784	9,568
Current tax liabilities	3,816	3,664
Deferred tax liabilities	5,968	5,904
OTHER LIABILITIES	15,182	15,937
LIABILITIES ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	0	62,995
TOTAL LIABILITIES	1,838,567	1,754,767
SHAREHOLDERS´ EQUITY
SHAREHOLDERS´ EQUITY	143,259	141,144
CAPITAL	7,345	7,345
Called up paid capital	7,345	7,345
Unpaid capital which has been called up	0	0
SHARE PREMIUM	36,792	36,792
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	0	0
Equity component of the compound financial instrument	0	0
Other equity instruments issued	0	0
OTHER EQUITY	355	273
ACCUMULATED RETAINED EARNINGS	102,456	91,959
REVALUATION RESERVES	0	0
OTHER RESERVES	(8,847)	(7,532)
(-) OWN SHARES	(3,815)	(96)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	8,973	14,101
(-) INTERIM DIVIDENDS	0	(1,698)
OTHER COMPREHENSIVE INCOME (LOSS)	(33,913)	(37,974)
Items not reclassified to profit or loss	(3,160)	(4,121)
Items that may be reclassified to profit or loss	(30,753)	(33,853)
NON-CONTROLLING INTEREST	6,552	9,578
Other comprehensive income	(1,925)	(1,947)
Other items	8,477	11,525
TOTAL EQUITY	115,898	112,748
TOTAL LIABILITIES AND EQUITY	1,954,465	1,867,515
Pension and other post-retirement obligations
LIABILITIES
PROVISIONS	1,616	1,656
Other long term employee benefits
LIABILITIES
PROVISIONS	1,052	993
Taxes and other legal contingencies
LIABILITIES
PROVISIONS	3,303	2,989
Contingent liabilities and commitments
LIABILITIES
PROVISIONS	748	713
Other provisions
LIABILITIES
PROVISIONS	2,492	2,004
Loan commitments granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	325,379	321,234
Financial guarantees granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	17,498	17,449
Other commitments granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	151,556	148,118
For own-use
ASSETS
Property, plant and equipment	11,993	11,663
Leased out under an operating lease
ASSETS
Property, plant and equipment	13,522	14,753
Investment properties	€ 790	€ 860